EQUITY-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of options granted	8,290,000
Weighted average exercise price	$ 1.23
Vesting percentage	25.00%
Stock option terms of award	1 year and then monthly thereafter for 36 months (2.067% per month)
Intrinsic value of the options exercised	$ 225,000	$ 0
Aggregate intrinsic value of options outstanding	9,516,700
Aggregate intrinsic value of options exercisable	$ 7,042,448
Future stock-based compensation for options granted	2,110,824
Future stock-based compensation for options outstanding	2,110,824
Requisite service period	3 years 6 months
Stock based compensation granted	$ 3,066,342	18,750
Stock based compensation capitalized		$ 0
Warrants granted	3,000,000	0
Exercise price of warrants granted	$ 1.00
Warrants exercised	500,000	1,150,000
Exercise price of warrants exercised	$ 0.10
Warrants outstanding	3,850,000
Exercise price of warrants	$ 0.80
Stock based compensation	$ 4,878,655	$ 18,750
Warrant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	1,873,771	$ 0
Operating Income (Loss) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation capitalized	3,004,884
Software Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation capitalized	$ 61,458